FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Categories (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 670	€ 820
Financial liabilities	3,302	3,247
Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,191	1,087
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,056	2,129
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	55	31
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,247	3,216
At amortized cost | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,191	1,087
At amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,056	2,129
At amortized cost | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40	26
At fair value through profit and loss | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40	26
At fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15	5
At fair value through OCI | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through OCI | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through OCI | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15	5
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	166	147
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	465	603
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	39	70
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	166	147
At amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	166	147
At amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	37	70
At fair value through profit and loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	37	70
At fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	467	603
At fair value through OCI | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through OCI | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	465	603
At fair value through OCI | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 2	€ 0